Schedule of investments
Macquarie Mid Cap Growth Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.63%♦
Communication Services — 4.14%
Pinterest Class A †	3,729,268	$ 108,148,772
Trade Desk Class A †	1,169,734	137,478,837
		245,627,609
Consumer Discretionary — 12.90%
Boot Barn Holdings †	415,078	63,017,142
Expedia Group †	357,354	66,585,771
Floor & Decor Holdings Class A †	1,206,668	120,304,800
National Vision Holdings †	2,229,741	23,233,901
On Holding Class A †	1,913,844	104,821,236
Pool	348,238	118,728,264
SharkNinja †	881,604	85,832,965
Tractor Supply	1,749,370	92,821,572
Vail Resorts	477,527	89,512,436
		764,858,087
Consumer Staples — 1.60%
Brown-Forman Class B	778,861	29,581,141
Casey's General Stores	164,186	65,055,419
		94,636,560
Financials — 10.02%
Blue Owl Capital	3,448,676	80,216,204
Brown & Brown	554,023	56,521,426
Corpay †	308,676	104,462,132
FactSet Research Systems	185,075	88,887,821
Kinsale Capital Group	179,311	83,402,925
LPL Financial Holdings	199,652	65,188,375
MarketAxess Holdings	510,134	115,310,689
		593,989,572
Healthcare — 17.87%
Align Technology †	413,676	86,255,583
Bio-Techne	1,448,002	104,299,584
Cencora	465,838	104,664,482
GE HealthCare Technologies	1,131,996	88,499,447
IDEXX Laboratories †	326,192	134,860,821
Illumina †	425,307	56,833,774
Inspire Medical Systems †	343,507	63,679,328
Insulet †	478,812	125,003,449
Ionis Pharmaceuticals †	1,260,863	44,079,770
Mettler-Toledo International †	12,860	15,736,525
Repligen †	725,266	104,394,788
Veeva Systems Class A †	550,551	115,753,348
Waystar Holding †	408,159	14,979,435
		1,059,040,334
Industrials — 18.56%
Booz Allen Hamilton Holding	512,125	65,910,488
BWX Technologies	268,316	29,887,719
Copart †	1,977,810	113,506,516
Fastenal	1,858,877	133,671,845
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Generac Holdings †	661,298	$ 102,534,255
HEICO Class A	630,449	117,313,950
Howmet Aerospace	1,072,958	117,349,416
Lincoln Electric Holdings	476,181	89,269,652
Old Dominion Freight Line	503,190	88,762,716
Paylocity Holding †	334,818	66,786,146
Rollins	1,936,462	89,755,014
Trex †	1,240,498	85,631,577
		1,100,379,294
Information Technology — 29.09%
Appfolio Class A †	206,091	50,846,772
ASGN †	613,469	51,126,507
Bentley Systems Class B	673,196	31,438,253
CDW	333,301	58,007,706
Cloudflare Class A †	636,397	68,527,229
Coherent †	1,131,929	107,227,634
CyberArk Software †	163,056	54,322,106
Datadog Class A †	945,446	135,094,779
HubSpot †	173,817	121,110,471
Impinj †	318,228	46,225,799
Lattice Semiconductor †	1,034,465	58,602,442
Monday.com †	223,289	52,571,162
MongoDB †	343,194	79,898,995
Monolithic Power Systems	175,392	103,779,446
Novanta †	593,862	90,724,298
Onto Innovation †	371,549	61,926,072
Teradyne	775,159	97,608,021
Trimble †	1,685,183	119,075,031
Tyler Technologies †	154,440	89,056,282
Universal Display	398,808	58,305,730
Workiva †	866,562	94,888,539
Zebra Technologies Class A †	244,527	94,441,218
		1,724,804,492
Materials — 1.68%
Martin Marietta Materials	193,056	99,713,424
		99,713,424
Real Estate — 3.77%
CoStar Group †	3,124,082	223,653,030
		223,653,030
Total Common Stocks (cost $4,814,139,297)		5,906,702,402

Short-Term Investments — 0.15%
Money Market Mutual Funds — 0.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	2,260,347	2,260,347
NQ- IVYFUNDS [1224] 0225 (4220611)    1

Schedule of investments
Macquarie Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	2,260,347	$ 2,260,347
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	2,260,347	2,260,347
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	2,260,347	2,260,347
Total Short-Term Investments (cost $9,041,388)		9,041,388

Total Value of Securities—99.78% (cost $4,823,180,685)		5,915,743,790
Receivables and Other Assets Net of Liabilities—0.22%		12,920,220
Net Assets Applicable to 214,831,546 Shares Outstanding—100.00%		$5,928,664,010

♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

2    NQ- IVYFUNDS [1224] 0225 (4220611)